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                            CHASE VISTA EQUITY FUNDS

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                          [CHASE VISTA FUNDS (SM) LOGO]



                                     ANNUAL
                                     REPORT

                            ------------------------
                  Chase Vista(SM). Make the Powerful Connection.

                        CHASE VISTA SMALL CAP EQUITY FUND

                        CHASE VISTA LARGE CAP EQUITY FUND

                            CHASE VISTA BALANCED FUND








                                October 31, 1998






                                                                    ANEQ1-2-1298

                                   Highlights

U.S. equity markets advanced despite significant market volatility during the period, and the bond market enjoyed strong performance thanks to falling interest rates.

[bullet] The economic and currency crisis in southeast Asia and the global liquidity crisis ignited by Russia's financial problems were largely responsible for the stock market's wide price fluctuations and the decline in interest rates.

[bullet] Economic conditions were generally good, with inflation benign, consumer confidence high and unemployment low.

[bullet] Large cap stocks continued to outperform small- and medium-cap stocks, though secondary issues showed signs of strength late in the period.


                                    CONTENTS

Chairman's Letter                                               3

Chase Vista Small Cap Equity Fund
   Fund Commentary [bullet] Portfolio of Investments            4

Chase Vista Large Cap Equity Fund
   Fund Commentary [bullet] Portfolio of Investments           15

Chase Vista Balanced Fund
   Fund Commentary [bullet] Portfolio of Investments           25
Financial Statements                                           40
Notes to Financial Statements                                  43
Financial Highlights                                           50


--------------------------------------------------------------------------------
Investments in the funds are not deposits of, or guaranteed or endorsed by, The Chase Manhattan Bank, and the shares are not insured by the FDIC, Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

                               Chase Vista Funds
                               Chairman's Letter

                                                                December 1, 1998
Dear Shareholder:
We are pleased to present this annual report for the following Chase Vista U.S. Equity Funds for the one-year period ended October 31, 1998:
  [bullet] Small Cap Equity Fund
  [bullet] Large Cap Equity Fund
  [bullet] Balanced Fund

Stocks Survive Volatility to Post Healthy Advance

The stock market registered good investment results thanks to generally favorable economic conditions, heavy cash flows into mutual funds and subdued inflation. But the stock market's performance was not without some fits and starts along the way.

Early in the period, equities retreated due to the impact of the Asian economic crisis. By the end of 1997, however, the market rallied as concerns over the crisis began to fade. Worried that stocks could not continue to perform well following the best consecutive three-year performance period in stock market history, stocks retreated in January. In February, the market bounced back and held up fairly well until Asia's problems resurfaced in the spring. While stocks survived the second round of the Asian crisis, it could not hold up under the pressure of Russia's financial problems, which surfaced in July. Over the following month and a half, the market suffered its sharpest pullback in eight years. In the fall, stocks soared, thanks to two Federal Reserve interest rate cuts--one on September 29 and another on October 15. In the final two weeks of the period, small cap stocks, in particular, were among the market's best performers.

Bonds Rally As Interest Rates Fall

Bonds posted solid gains as long-term interest rates, as measured by the benchmark 30-year Treasury bond, fell sharply due to concerns of a slowing global economy.

The period began with the Asian economic crisis pushing interest rates sharply lower. When the crisis began to wane, rates stabilized and stayed in a relatively narrow trade range through the spring. The main reason: a tug of war between deflationary concerns and a stronger-than-expected U.S. economy. Then, in July, amidst worries over Russia's financial problems and a sudden global liquidity crisis, interest rates plummeted and bond prices rose. Bonds continued to fare well through August, sending the yield on the 30-year Treasury bond to a record low. When the Federal Reserve cut short-term interest rates on September 29 and again on October 15, fears of a global economic slowdown subsided significantly and interest rates trended slightly higher throughout the final weeks of the period. Overall, it was another good fiscal year for long-term investors who used market downturns to add to existing positions at favorable prices.

Sincerely,


/s/  Fergus Reid
-----------------

Fergus Reid
Chairman

                       Chase Vista Small Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts



                      Objective     Capital Growth
            Primary investments     Small Cap Common Stocks
Suggested investment time frame     Long-Term
               Market benchmark     Russell 2000 Index
          Lipper Funds category     Small Company Growth Funds Average

                                    Class A          Class B         Class I
                                    ---------------- --------------- ---------------
                 Inception date     12/20/94         3/28/95         5/7/96
               Newspaper symbol     Sm Cap           Sm Cap          Sm Cap
                     Net assets     $133.3 Million   $79.7 Million   $254.1 Million


Investment Style/Market Cap

[9 BLOCK GRAPHIC]

                       Chase Vista Small Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Small Cap Equity Fund, which seeks to provide capital growth by investing in small cap common stocks, had a total return of -10.93% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

A general decline in small cap stocks had the most significant effect on performance. However, the downturn was buffered by several successful strategies employed by management, which helped the fund outperform its peers.

Early in the fiscal year, stocks came under pressure due to the economic and currency crisis in southeast Asia. Management used the pullback to increase its exposure to undervalued technology stocks, particularly in the software and service areas. This strategy proved effective, as many of these securities rebounded sharply when the crisis abated in early 1998. The Fund also enjoyed good performance from several consumer cyclical stocks, most notably Duane Reade and 99 Cents Stores. Additionally, financial and health care stocks posted solid gains.

Throughout 1998, energy stocks and real estate investment trusts (REITs) detracted from performance, but management's decision to invest in business service companies proved rewarding. These companies benefited from the sharp increase in outsourcing. Lason was one of our better performing stocks in this area. Management's decision to trim the fund's exposure to consumer cyclicals midway through the year also protected shareholder capital as stocks in this sector retreated when the economy began to slow.

Like all small-cap mutual funds, the Fund was negatively effected by the stock market's sharp summer selloff. However, management's decision to deploy cash reserves following the pullback contributed favorably to performance. The Fund also realized strong gains when the market rallied following the Federal Reserve's decision to reduce both the federal funds rate and discount rate on October 15. Technology stocks were among our better performers during this period.


Where the Fund May Be Headed

Our outlook for small cap stocks compared to the broader market is favorable. Valuations and earnings growth potential are relatively attractive, and more important, investors are starting to show increased interest in small cap stocks, as evidenced by the relative strength of these investments late in the period. Given this backdrop, we look forward to using any further market downturns as opportunities to establish new positions in companies that meet our strict investment criteria.

                       Chase Vista Small Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]

Cash/Other 0.5%
Investments 99.8%





What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Basic Materials 1.18%
Capital Goods 8.33%
Consumer Cyclicals 30.84%
Consumer Staples 0.89%
Energy 1.97%
Financial 18.67%
Health Care 9.50%
REITs 3.55%
Technology 16.08%
Transportation 1.90%
U.S. Government Agency Obligations 3.74%
Utilities 3.35%


Top Ten Equity Holdings

 1. American Management Systems, Inc. (2.03%) Provides a range of consulting services including business re-engineering, change management, systems integration, and systems development and implementation.

 2. Waters Corp. (1.88%) Manufactures electronics and markets network connectivity, contract manufacturing, agricultural electric fencing, and medical products.

 3. NCO Group, Inc. (1.80%) Provides accounts receivable management and related services utilizing an extensive teleservices infrastructure.

 4. Lason Holdings, Inc. (1.75%) Provides outsourcing services for records management, document management, and business communications primarily serving customers in the manufacturing, healthcare, financial services and professional services.

 5. CSG Systems International, Inc. (1.75%) Provides customer care and billing solutions for cable television and direct broadcast satellite providers and serves on-line services and telecommunications providers.

 6. 99 Cents Only Stores (1.56%) Retails name-brand, consumable general merchandise at a single price point of 99 cents. The Company's stores offer an assortment of consumer goods as well as a variety of close-out merchandise.

 7. Zions Bancorporation (1.54%) Provides banking, trust, investment, and payment systems products and services to consumers, businesses and institutions.

 8. Peoples Heritage Financial Group, Inc. (1.54%) A multi-bank holding company offering commercial and consumer banking services and products, as well as trust and investment advisory services.

 9. Mastech Corp. (1.53%) Provides information technology services to organizations such as a broad range of applications solutions and services, including client/server design and development and conversion/migration services.

10. Pharmaceutical Product Development, Inc. (1.44%) Provides research and development and consulting services in the life, environmental, and discovery sciences.

Top 10 equity holdings comprised 16.82% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                       Chase Vista Small Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                      Since
                                                    Inception
                                     1 Year          (12/20/94)
                                   ---------       ------------
 Class A Shares
  Without Sales Charge              -10.93%         22.12%
  With Sales Charge*                -16.05%         20.27%

 Class B Shares
  Without CDSC                      -11.60%         21.30%
  With CDSC**                       -15.89%         20.85%

 Class I Shares                     -10.64%         22.41%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*  Sales charge for Class A shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and a 3% CDSC for the period since inception.

+ The Fund commenced operations on 12/20/94. Class B Shares and Class I Shares were introduced on 3/28/95 and 5/7/96, respectively. Investors should note that the information presented for Class B and Class I Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares and higher than Class I Shares.

                       Chase Vista Small Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Small Cap Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

           Chase Vista      Lipper(SM)     Russell
           Sm. Cap Equity   Cap Growth     2000 Index
"12/94"    $9425            $10000         $10000
"10/95"    $13723           $12429.7       $12011.1
"10/96"    $17711.4         $15011.7       $14011.7
"10/97"    $22069.8         $19011.4       $18122.8
"10/98"    $19658           $16388         $15975




Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista Small Cap Equity Fund, the Lipper Small Company Growth Funds Average and the Russell 2000 Index from December 20, 1994 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 583 actively managed small company funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

The Chase Vista Small Cap Equity Fund (Class A & Class B shares) is closed to new investors.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998


Shares        Issuer                               Value
-----------------------------------------------------------------
Long-Term Investments -- 92.2%
-----------------------------------------------------------------
              Common Stock -- 92.2%
              ---------------------
             Advertising -- 1.7%
  82,500      Lamar Advertising Co.*               $ 2,575,547
 250,000      Outdoor Systems, Inc.*                 5,515,625
                                                   -----------
                                                     8,091,172
                                                   -----------
             Automotive -- 2.2%
 180,500      Dura Automotive Systems, Inc.*         4,309,438
 275,000      Tower Automotive, Inc.*                6,118,750
                                                   -----------
                                                    10,428,188
                                                   -----------
             Banking -- 7.2%
  85,000      Centura Banks, Inc.                    5,865,000
 100,000      Chittenden Corp.                       2,987,500
  67,400      Cullen/Frost Bankers, Inc.             3,589,050
 100,000      National Commerce Bancorporation       1,775,000
 260,000      North Fork Bancorporation, Inc.        5,167,500
 400,400      Peoples Heritage Financial
              Group, Inc.                            7,207,200
 136,125      Zions Bancorporation                   7,223,133
                                                   -----------
                                                    33,814,383
                                                   -----------
             Biotechnology -- 0.4%
  45,000      PathoGenesis Corp.                     1,800,000
                                                   -----------
             Broadcasting -- 0.8%
  95,000      Heftel Broadcasting Corp.*             3,906,875
                                                   -----------
             Business Services -- 14.1%
  90,000      Abacus Direct Corp.*                   4,387,500
  70,000      Affiliated Computer Services, Inc.,
               Class A*                              2,590,000
 200,000      CORT Business Services Corp.*          3,925,000
 140,000      DeVRY, Inc.*                           3,080,000
  82,500      Fiserv, Inc.*                          3,836,250
 202,300      Interim Services, Inc.*                4,298,875
 183,500      ITT Educational Services, Inc.*        5,447,656
 150,000      Lason Holdings, Inc.*                  8,212,500
 100,000      Maximus, Inc.*                         2,900,000
 120,000      Metzler Group, Inc.*                   5,040,000
 267,500      NCO Group, Inc.*                       8,426,250


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares         Issuer                               Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
 178,750       NOVA Corp. of Georgia*               $ 5,161,406
 240,000       Rental Service Corp.*                  5,340,000
 125,000       United Rentals, Inc.*                  3,359,375
                                                    -----------
                                                     66,004,812
                                                    -----------
              Chemicals -- 1.2%
 200,000       Crompton & Knowles Corp.               3,212,500
 129,800       Spartech Corp.                         2,336,400
                                                    -----------
                                                      5,548,900
                                                    -----------
              Computer Software -- 10.6%
 120,000       Acxiom Corp.*                          3,015,000
 310,000       American Management Systems, Inc.*     9,513,125
 200,000       AXENT Technologies, Inc.*              5,025,000
 150,000       CSG Systems International, Inc.*       8,175,000
 400,000       Datastream Systems, Inc.*              4,025,000
 114,000       Hyperion Solutions Corp.*              3,420,000
 305,000       Mastech Corp.*                         7,167,500
 170,000       Rational Software Corp.*               3,803,750
 175,000       Saville Systems PLC (Ireland)*         2,953,125
  51,875       Wind River Systems, Inc.*              2,272,773
                                                    -----------
                                                     49,370,273
                                                    -----------
              Computers/Computer Hardware -- 2.1%
  45,000       Black Box Corp.*                       1,501,875
 100,000       Maxwell Technologies, Inc.*            2,575,000
 250,000       Micros Systems, Inc.*                  5,515,625
                                                    -----------
                                                      9,592,500
                                                    -----------
              Construction -- 0.5%
 137,000       D.R. Horton, Inc.                      2,174,875
   9,000       J. Ray McDermott, SA                     282,375
                                                    -----------
                                                      2,457,250
                                                    -----------
              Construction Materials -- 1.6%
 100,000       NCI Building Systems, Inc.*            2,162,500
 215,000       Wilmar Industries, Inc.*               5,321,250
                                                    -----------
                                                      7,483,750
                                                    -----------
              Consumer Products -- 2.9%
 100,000       Carriage Services, Inc.*               2,337,500
 120,000       Equity Corp. International*            2,977,500


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares         Issuer                                  Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
 110,000       Furniture Brands International,
                Inc.*                                  $ 2,365,000
 220,000       Interface, Inc., Class A*                 2,708,750
 150,000       Twinlab Corp.*                            3,328,125
                                                       -----------
                                                        13,716,875
                                                       -----------
              Electronics/Electrical Equipment -- 5.0%
  95,000       PMC-Sierra, Inc.*                         4,263,125
 137,500       Sipex Corp.*                              3,815,625
 150,000       TranSwitch Corp.*                         3,656,250
  60,000       Uniphase Corp.*                           2,970,000
 120,000       Waters Corp.*                             8,820,000
                                                       -----------
                                                        23,525,000
                                                       -----------
              Entertainment/Leisure -- 2.6%
  46,000       Anchor Gaming*                            2,340,250
 290,000       Cinar Films, Inc., Class B*               6,126,250
 171,250       Family Golf Centers, Inc.*                3,606,953
                                                       -----------
                                                        12,073,453
                                                       -----------
              Environmental Services -- 1.9%
  75,000       Casella Waste Systems, Inc.*              2,212,500
 150,000       Eastern Environmental Services, Inc.*     4,162,500
 275,000       Newpark Resources, Inc.*                  2,595,313
                                                       -----------
                                                         8,970,313
                                                       -----------
              Financial Services -- 2.2%
 100,000       Conning Corp.                             1,475,000
 200,000       Federated Investors, Inc., Class B        3,587,500
 116,000       Healthcare Financial Partners, Inc.*      3,552,500
 200,000       Knight/Trimark Group, Inc.*               1,625,000
                                                       -----------
                                                        10,240,000
                                                       -----------
              Food/Beverage Products -- 0.9%
 127,500       Suiza Foods Corp.*                        4,159,687
                                                       -----------
              Health Care/Health Care Services -- 8.6%
 125,000       Alternative Living Services, Inc.*        3,265,625
  58,333       Assisted Living Concepts, Inc.*             787,495
  70,800       Henry Schein, Inc.*                       2,739,075
  97,600       IMPATH, Inc.*                             2,989,000
  60,000       Parexel International Corp.*              1,323,750
 100,000       Pediatrix Medical Group, Inc.*            4,662,500

                         See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                               Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
  80,000      Perclose, Inc.*                      $ 1,910,000
 250,000      Pharmaceutical Product
               Development, Inc.*                    6,750,000
   5,200      Sunrise Assisted Living, Inc.            223,925
 200,000      Total Renal Care Holdings, Inc.*       4,900,000
  50,000      Trigon Healthcare, Inc.*               1,875,000
 116,000      Universal Health Services, Inc.,
               Class B*                              5,952,250
 150,000      Ventana Medical Systems*               2,775,000
                                                   -----------
                                                    40,153,620
                                                   -----------
             Home Building Construction -- 0.4%
 100,000      Lennar Corp.                           2,025,000
                                                   -----------
             Industrial Components -- 0.7%
 137,500      VWR Scientific Products Corp.*         3,342,969
                                                   -----------
             Insurance -- 4.4%
 150,000      American Medical Security
               Group, Inc.                           1,312,500
  36,000      CMAC Investment Corp.                  1,507,500
 150,000      Horace Mann Educators Corp.            4,293,750
 100,200      Protective Life Corp.                  3,713,663
  90,000      Reinsurance Group of America, Inc.     4,961,250
 330,000      Reliance Group Holdings, Inc.          4,599,375
                                                   -----------
                                                    20,388,038
                                                   -----------
             Machinery & Engineering Equipment -- 1.2%
 204,000      Applied Power, Inc., Class A           5,622,750
                                                   -----------
             Manufacturing -- 2.2%
 125,000      Pentair, Inc.                          4,703,125
  70,000      Varlen Corp.                           2,091,250
 150,000      Westinghouse Air Brake Co.             3,225,000
                                                   -----------
                                                    10,019,375
                                                   -----------
             Office/Business Equipment -- 0.4%
  75,000      Knoll, Inc.*                           2,025,000
                                                   -----------
             Oil & Gas -- 2.0%
 150,000      BJ Services Co.                        3,065,625
 175,000      Newfield Exploration Co.*              4,254,687
 175,000      Varco International, Inc.*             1,892,187
                                                   -----------
                                                     9,212,499
                                                   -----------


                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)

Shares       Issuer                                Value
-----------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------
            Pharmaceuticals -- 0.6%
  165,000    King Pharmaceuticals, Inc.*           $ 2,567,812
                                                   -----------
            Real Estate Investment Trust -- 4.2%
  150,000    Beacon Capital Partners Inc. #*         3,000,000
  352,900    Brandywine Realty Trust                 6,308,088
   47,956    Healthcare Realty Trust, Inc.           1,123,969
  240,000    Manufactured Home Communities,
              Inc.                                   5,985,000
  120,000    Public Storage, Inc.                    3,202,500
                                                   -----------
                                                    19,619,557
                                                   -----------
            Retailing -- 4.3%
  157,900    99 Cents Only Stores*                   7,302,875
  139,800    Duane Reade Inc.*                       5,399,775
  125,000    Linens 'N Things, Inc.*                 3,867,188
  130,000    Williams-Sonoma, Inc.*                  3,542,500
                                                   -----------
                                                    20,112,338
                                                   -----------
            Shipping/Transportation -- 1.9%
  200,000    Coach USA, Inc.*                        5,362,500
  105,000    Hub Group, Inc., Class A*               1,890,000
   50,000    Mark VII, Inc.*                           800,000
   35,000    MotivePower Industries, Inc.              890,313
                                                   -----------
                                                     8,942,813
                                                   -----------
            Telecommunications -- 1.7%
  150,000    Aspect Telecommunications Corp.*        2,268,750
   50,000    Dialogic Corp.*                         1,125,000
  120,000    Metromedia Fiber Network, Inc.,
              Class A*                               4,545,000
                                                   -----------
                                                     7,938,750
                                                   -----------
            Utilities -- 1.7%
  170,000    Sierra Pacific Resources                6,194,375
   46,200    TNP Enterprises, Inc.                   1,559,250
                                                   -----------
                                                     7,753,625
==============================================================
             Total Long-Term Investments           430,907,577
             (Cost $363,672,974)
==============================================================



                       See notes to financial statements.

Chase Vista Small Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)

 Principal
  Amount       Issuer                                 Value
--------------------------------------------------------------------
Short-Term Investments -- 8.1%
--------------------------------------------------------------------
              U. S. Government Agency Obligations -- 3.8%
              -------------------------------------------
$17,544,000    Federal Home Loan Bank, Discount
                Note, 5.40%, 11/02/98                 $ 17,544,000
                                                      ------------
               (Cost $17,544,000)
               Corporate Floating Rate Notes -- 4.3%
               --------------------------------------
              Insurance -- 4.3%
               General American Life Insurance
                Co.,
 10,000,000     5.77%, 03/01/99                         10,000,000
 10,000,000     5.83%, 03/01/99                         10,000,000
                                                      ------------
               Total Corporate Floating Rate Notes      20,000,000
               (Cost $20,000,000)
=====================================================================
               Total Short-Term Investments             37,544,000
               (Cost $37,544,000)
=====================================================================
               Total Investments -- 100.3%            $468,451,577
               (Cost $401,216,974)
=====================================================================

Index
* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depository Receipt.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.



                       See notes to financial statements.

                       Chase Vista Large Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts


                      Objective     Capital Growth
            Primary investments     Large Cap Common Stocks
Suggested investment time frame     Mid- to Long-Term
               Market benchmark     S&P 500 Index
          Lipper Funds category     Growth Funds Average

                                    Class A         Class B        Class I
                                    --------------- -------------- ---------------
                 Inception date     5/8/96          5/7/96         11/30/90
               Newspaper symbol     Lrg Cap         Lrg Cap        Lrg Cap

                     Net assets     $49.7 Million   $9.6 Million   $117.3 Million



Investment Style/Market Cap


[9 BLOCK GRAPHIC]

                       Chase Vista Large Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Large Cap Equity Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 15.15% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

Superior stock selection and good sector rotation contributed significantly to the Fund's return. A large disparity in returns between the largest stocks that comprise the Standard & Poor's 500 Composite Index and the broader market detracted from investment results.

Early in the period, the Fund's exposure to defensive industries, such as media, utilities and supermarkets, protected shareholder capital, as most stocks declined sharply due to the Asian economic crisis. The Fund used the market pullback to increase its exposure to attractively priced, high-quality stocks, many of which performed well later in the fiscal year.

The Fund's decision to increase its investment in economically sensitive stocks in early 1998 bolstered results, as the impact of Asia's problems began to subside. Industrial stocks, such as Ingersoll Rand and John Deere, and consumer stocks, such as Dayton Hudson and Federated Stores, were among our better performers during this period.

Technology stocks also helped performance. EMC, a data storage company that has performed well for several years, rose sharply, thanks to increased product demand. Additionally, Texas Instruments and Xerox contributed favorably to the Fund.

Several decisions made prior to the stock market selloff in August proved beneficial to shareholders. We increased our exposure to defensive issues. Supermarket stocks such as Kroger, American Stores and Safeway, turned in solid gains. We also took profits in several cyclical stocks and reduced our exposure to financial stocks, which came under pressure due to concerns over global liquidity ignited by the Russian financial crisis.


Where the Fund May Be Headed

The environment for large cap stocks is favorable. Economic uncertainty outside the U.S. could result in earnings surprises for some U.S. companies and lead to further market volatility. However, we believe the market should hold up well provided interest rates stay low and inflation remains benign. Given this backdrop, we intend to focus on companies with the potential to grow their earnings regardless of prevailing economic and market conditions. As is the case in this type of environment, stock selection will be critically important in helping the Fund achieve good relative performance.

                       Chase Vista Large Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART]
Cash/Other 0.03%
Investments 99.7%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]
Basic Materials 3.46%
Capital Goods 6.20%
Consumer Cyclicals 24.04%
Consumer Staples 2.72%
Energy 6.57%
Financial 13.64%
Health Care 9.24%
REITs 1.63%
Technology 10.55%
Transportation 1.26%
U.S. Government Agency Obligations 8.87%
Utilities 11.82%



Top Ten Equity Holdings

 1. EMC Corp. (2.91%) Designs, manufactures, markets, and supports products that store, manage and protect information from all major computing environments, including "UNIX" and "Windows NT."

 2. Philip Morris Companies, Inc. (2.48%) A consumer packaged goods company. The Company's products include "Bull's Eye," "Breakstone's," "Kraft" and "Marlboro" cigarettes, "Cracker Barrel" and "Polly-o" cheeses, "Miller" and "Milwaukee's Best" beer.

 3. Kroger Co. (2.00%) Operates supermarkets and convenience stores and processes food. Also operates food processing facilities which supply private label products to the company's supermarkets.

 4. Federal Home Loan Mortgage Corp. (1.75%) The Corporation supplies lenders with the money to make mortgages and packages into marketable securities.

 5. MCI WorldCom, Inc. (1.71%) Provides facilities-based and fully integrated local, long distance, international, and internet services.

 6. BellSouth Corp. (1.71%) Provides domestic and international wireless telecommunications services, systems and products mainly to the southeastern U.S.

 7. Comcast Corp., Special Class A (1.67%) Develops, manages and operates wired telecommunications. It's businesses include cable television, telephone services and wireless telecommunications.

 8. BankAmerica Corp. (1.62%) Provides retail banking services, asset management, financial products, corporate finance, specialized finance, capital markets and financial services.

 9. Xerox Corp. (1.59%) Develops, manufactures, services and finances a complete range of document processing products and provides network management, consulting and integration services for medium and large companies.

10. Pharmacia & Upjohn, Inc. (1.52%) Manufactures and markets a wide assortment of subscription and over-the-counter products such as anticancer drugs, contraceptives, medicines for pain relief and rheumatoid arthritis.

Top 10 equity holdings comprised 18.96% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                       Chase Vista Large Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                     Since
                                                                   Inception
                                  1 Year           5 Years         (11/30/90)
                                 --------          ---------       ----------
Class A Shares
  Without Sales Charge           15.15%            18.78%          17.57%
  With Sales Charge*              8.53%            17.38%          16.70%

Class B Shares
  Without CDSC                   14.71%            18.55%          17.43%
  With CDSC**                     9.71%            18.35%          17.43%

Class I Shares                   15.82%            19.17%          17.82%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost. The Fund is currently waiving certain fees. The voluntary waiver may be modified or terminated at any time, which would reduce performance.

* Sales Charge for Class A shares is 5.75%.

** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the period since inception.

+ The Fund commenced operations on 11/30/90. Class A Shares and Class B Shares were introduced on 5/8/96 and 5/7/96, respectively. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

                       Chase Vista Large Cap Equity Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Large Cap Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

          Chase Vista         S&P 500             Lipper Growth
          Large Cap Equity    Index               Funds
"1990"    $9707.75            $10278              $10343
"1991"    $11779.3            $12532.5            $13262.1
"1992"    $12859.4            $13779              $14384
"1993"    $14368.1            $16808.2            $16945.4
"1994"    $14995.4            $17456.7            $17276.7
"1995"    $18055.4            $22064.5            $21146
"1996"    $22586.8            $27372.4            $25115.6
"1997"    $29519.3            $36152.6            $31914.4
"1998"    $33991              $44107              $34864



Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Large Cap Equity Fund, the Lipper Growth Funds Average and the Standard and Poor's 500 Index from November 30, 1990 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The fund commenced operations on 11/30/90. Class A Shares and Class B Shares were introduced on 5/8/96 and 5/7/96, respectively. Investors should note that information presented for Class A and Class B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and Class B Shares. Additionally, annualized figures have been restated to reflect the initial 5.75% front-end sales charge (Class A Shares) and 5% contingent deferred sales charge (Class B Shares). Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Growth Funds Average represents thew average performance of a universe of 943 actively managed growth funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Large Cap Equity Fund
Portfolio of Investments October 31, 1998


Shares        Issuer                              Value
---------------------------------------------------------------
Long-Term Investments -- 91.5%
---------------------------------------------------------------
            Common Stock -- 91.5%
            ---------------------
            Aerospace -- 1.3%
 40,000       General Dynamics Corp.              $2,367,500
                                                  ----------
             Airlines -- 0.8%
 20,000       AMR Corp.*                           1,340,000
                                                  ----------
             Automotive -- 1.5%
 28,000       Ford Motor Co.                       1,519,000
 17,000       General Motors Corp.                 1,072,063
                                                  ----------
                                                   2,591,063
                                                  ----------
             Banking -- 5.9%
 50,105       BankAmerica Corp.                    2,877,906
 29,000       Comerica, Inc.                       1,870,500
 45,000       Firstar Corp.                        2,553,750
 22,000       National City Corp.                  1,414,875
 12,000       SunTrust Banks, Inc.                   836,250
 23,000       U.S. Bancorp                           839,500
                                                  ----------
                                                  10,392,781
                                                  ----------
             Biotechnology -- 0.7%
 17,000       Biogen, Inc.*                        1,181,500
                                                  ----------
             Broadcasting -- 0.9%
 60,000       CBS Corp.                            1,676,250
                                                  ----------
             Cabletelevision -- 2.9%
 60,000       Comast Corp., Special Class A        2,962,500
 50,000       Tele-Communications, TCI Group,
               Class A*                            2,106,250
                                                  ----------
                                                   5,068,750
                                                  ----------
             Chemicals -- 1.0%
 23,000       Air Products and Chemicals, Inc.       868,250
 10,000       Dow Chemical Co.                       936,250
                                                  ----------
                                                   1,804,500
                                                  ----------
             Computer Software -- 2.3%
 40,012       Computer Associates International    1,575,473
 19,000       Computer Sciences Corp.*             1,002,250
 47,000       Oracle Corp.*                        1,389,437
                                                  ----------
                                                   3,967,160
                                                  ----------


                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
             Computers/Computer Hardware -- 8.3%
 36,000       Compaq Computer Corp.*                    $ 1,138,500
 22,000       Dell Computer Corp.*                        1,443,750
 80,000       EMC Corp.*                                  5,150,000
 25,000       Gateway 2000 Inc.*                          1,395,313
 29,000       Ingram Micro, Inc., Class A*                1,319,500
 35,000       Seagate Technology, Inc.*                     923,125
 38,000       Sun Microsystems, Inc.*                     2,213,500
 18,000       Texas Instruments Inc.                      1,150,875
                                                        -----------
                                                         14,734,563
                                                        -----------
             Consumer Products -- 3.8%
 12,500       Colgate-Palmolive Co.                       1,104,688
 38,000       Fortune Brands, Inc.                        1,256,375
 86,000       Philip Morris Companies, Inc.               4,396,750
                                                        -----------
                                                          6,757,813
                                                        -----------
             Diversified -- 0.6%
 18,000       Tyco International LTD (Bermuda)            1,114,875
                                                        -----------
             Entertainment/Leisure -- 2.9%
 40,000       Carnival Corp., Class A                     1,295,000
 23,000       Time Warner, Inc.                           2,134,687
 29,000       Viacom, Inc. Class B*                       1,736,375
                                                        -----------
                                                          5,166,062
                                                        -----------
             Environmental Services -- 0.9%
 36,575       Waste Management, Inc.                      1,650,447
                                                        -----------
             Financial Services -- 4.3%
 10,000       American Express Co.                          883,750
 28,765       Associates First Capital Corp., Class A     2,027,933
 54,000       Federal Home Loan Mortgage Corp.            3,105,000
 23,000       Morgan Stanley, Dean Witter,
              Discover and Co.                            1,489,250
                                                        -----------
                                                          7,505,933
                                                        -----------
             Food/Beverage Products -- 2.7%
 46,000       PepsiCo Inc.                                1,552,500
 35,000       Quaker Oats Co.                             2,067,187
 16,000       Unilever NV, ADR (Netherlands)              1,204,000
                                                        -----------
                                                          4,823,687
                                                        -----------

                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                             Value
---------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------
             Health Care/Health Care Services -- 3.4%
  50,000      HBO & Co.                          $ 1,312,500
 133,000      HEALTHSOUTH Corp.*                   1,612,625
  60,000      Tenet Healthcare Corp.*              1,676,250
  19,000      Wellpoint Health Networks, Inc.,
               Class A*                            1,398,875
                                                 -----------
                                                   6,000,250
                                                 -----------
             Insurance -- 3.6%
  55,000      ACE, LTD (Bermuda)                   1,863,125
  58,000      Allstate Corp.                       2,497,625
  25,000      Exel LTD, Class A (Bermuda)          1,910,938
                                                 -----------
                                                   6,271,688
                                                 -----------
             Manufacturing -- 2.7%
  38,000      Ingersoll-Rand Co.                   1,919,000
  31,000      Johnson Controls, Inc.               1,743,750
  29,000      Parker Hannifin Corp.                1,036,750
                                                 -----------
                                                   4,699,500
                                                 -----------
             Media/Advertising -- 0.7%
  25,000      Omnicom Group, Inc.                  1,235,937
                                                 -----------
             Metals/Mining -- 0.9%
  20,000      Aluminum Co. of America (ALCOA)      1,585,000
                                                 -----------
             Office/Business Equipment -- 1.6%
  29,000      Xerox Corp.                          2,809,375
                                                 -----------
             Oil & Gas -- 6.6%
  11,000      British Petroleum PLC, ADR
               (United Kingdom)                      972,813
  65,000      Coastal Corp.                        2,291,250
  29,000      Halliburton Company                  1,042,187
  29,000      Mobil Corp.                          2,194,937
  21,000      Schlumberger, LTD                    1,102,500
  34,000      Texaco, Inc.                         2,016,625
  36,500      USX-Marathon Group                   1,193,094
  30,100      Williams Companies, Inc.               825,869
                                                 -----------
                                                  11,639,275
                                                 -----------
             Packaging -- 0.9%
  51,000      Owens-Illinois, Inc.*                1,558,687
                                                 -----------


                       See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
             Paper/Forest Products -- 0.7%
 38,000       Willamette Industries, Inc.           $ 1,178,000
                                                    -----------
             Pharmaceuticals -- 5.2%
 10,000       Bristol-Myers Squibb Co.                1,105,625
  9,000       Pfizer, Inc.                              965,812
 51,000       Pharmacia & Upjohn, Inc.                2,699,812
 25,000       Schering-Plough Corp.                   2,571,875
 29,000       SmithKline Beecham PLC, ADR
               (United Kingdom)                       1,848,750
                                                    -----------
                                                      9,191,874
                                                    -----------
             Photographic Equipment -- 0.8%
 18,000       Eastman Kodak Co.                       1,395,000
                                                    -----------
             Printing & Publishing -- 1.0%
 64,000       New York Times Company, Class A         1,808,000
                                                    -----------
             Real Estate Investment Trust -- 1.6%
 40,782       Equity Office Properties Trust            978,768
 20,000       Equity Residential Properties Trust       840,000
 40,000       Public Storage, Inc.                    1,067,500
                                                    -----------
                                                      2,886,268
                                                    -----------
             Retailing -- 8.7%
 50,000       American Stores Co.                     1,628,125
 16,000       Costco Companies, Inc., Class A*          908,000
 40,000       CVS Corp.                               1,827,500
 50,000       Dayton-Hudson Corp.                     2,118,750
 32,000       Federated Department Stores*            1,230,000
 64,000       Kroger Co.*                             3,552,000
 65,000       Office Depot, Inc.*                     1,625,000
 50,000       Safeway, Inc.*                          2,390,625
                                                    -----------
                                                     15,280,000
                                                    -----------
             Shipping/Transportation -- 0.5%
 29,000       Burlington Northern Santa Fe              895,375
                                                    -----------
             Telecommunications -- 7.7%
 25,000       AirTouch Communications, Inc.*          1,400,000
 17,500       AT&T Corp.,                             1,089,375
 21,000       Bell Atlantic Corp.                     1,115,625
 38,000       BellSouth Corp.                         3,032,875
 24,000       GTE Corp.                               1,408,500

                         See notes to financial statements.

Chase Vista Large Cap Equity Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
55,000        MCI WorldCom, Inc.*                   $ 3,038,750
20,000        Sprint Corp.                            1,535,000
19,000        Tellabs, Inc.                           1,045,000
                                                    -----------
                                                     13,665,125
                                                    -----------
             Utilities -- 4.1%
42,000        CMS Energy Corp.                        1,850,625
30,000        Consolidated Edison, Inc.               1,503,750
20,000        Duke Energy Corp.                       1,293,750
42,000        FPL Group Inc.                          2,627,625
                                                    -----------
                                                      7,275,750
                                                    -----------
              Total Common Stock                    161,517,988
                                                    -----------
              (Cost $122,098,353)
              Rights -- 0.0%
              --------------
              Computers/Computer Hardware --
18,000        Texas Instruments Inc., Poison Pill,
              Expires 06/18/08                                0
                                       24
              (Cost $0)
===================================================================
              Total Long-Term Investments           161,517,988
              (Cost $122,098,353)
===================================================================


  Principal
  Amount
-------------------------------------------------------------------------------
Short-Term Investments -- 8.9%
-------------------------------------------------------------------------------
                               U. S. Government Agency Obligations -- 8.9%
                               -------------------------------------------
$15,720,000                    Federal Home Loan Bank, Discount
                                 Note, 5.40%, 11/02/98           $ 15,720,000
                               (Cost $15,720,000)
===============================================================================
                               Total Investments -- 100.4%       $177,237,988
                               (Cost $137,818,353)
===============================================================================

Index
* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depository Receipt.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.



                       See notes to financial statements.

                           Chase Vista Balanced Fund
                             as of October 31, 1998
                                  (unaudited)

Fund Facts

                        Objective     Capital Growth Plus Current Income
              Primary investments     Stocks, Bonds and Convertibles
  Suggested investment time frame     Mid- to Long-Term
                 Market benchmark     S&P 500 Index
                                      Lehman Aggregate Bond Index
            Lipper Funds category     Balanced Funds Average

                                      Class A           Class B
                                      ---------------   --------------
                   Inception date     11/4/92           11/4/93

                 Newspaper symbol     Balance           Not listed
                       Net assets     $95.1 Million     $23.4 Million



Investment Style/Market Cap          Average Maturity/Quality

[9 BLOCK GRAPHIC]                    [9 BLOCK GRAPHIC]

                           Chase Vista Balanced Fund
                             as of October 31, 1998
                                  (unaudited)

How the Fund Performed

Chase Vista Balanced Fund, which seeks to provide capital growth plus current income by investing in a portfolio of high-quality stocks, bonds and convertible securities, had a total return of 9.60% (Class A shares, without sales charges) for the one-year period ended October 31, 1998.


How the Fund Was Managed

Overweighted exposure to sectors that outperformed the market and key decisions made by Fund management were mainly responsible for the Fund's investment results.

Early in the period, the Fund's decision to increase its exposure to defensive stocks, such as media and utility stocks, contributed favorably to performance as the Asian economic crisis weighed heavily on the market. The Fund also used the market's weakness to purchase attractively priced, high quality stocks that turned in good results later in the period. As concerns over the Asian crisis waned in early 1998, we took profits on several fixed-income investments and increased our exposure to equities. During this period, consumer cyclical and financial services stocks were among the Fund's better performers.

Throughout the period, our small- and mid-cap stocks detracted from the investment results. Secondary stocks underperformed their large-cap counterparts, despite a strong run late in the period. The Fund's decision to maintain a slight underweighting in equities during the market's rebound in early 1998 also hampered results. This same strategy, however, served to protect shareholder capital when equities came under pressure last summer, as fears of a global liquidity crisis drove stocks sharply lower.

The Fund's fixed-income holdings performed well during the fiscal year, as interest rates declined due to fears of a global economic slowdown. The Fund further benefited from its decision to maintain a slightly longer-than-average duration throughout much of the period. Early in 1998, the Fund's overweighting in mortgage-backed securities helped performance, buoyed by attractive yields and diminishing prepayment fears. In the final months of the period, the Fund's Treasury securities turned in solid gains, as long-term interest rates fell to historic lows.


Where the Fund May Be Headed

Our outlook for the Fund remains favorable because we have a generally positive forecast for both the equity and fixed-income markets. We are particularly optimistic about the prospects for higher prices among small- and mid-cap stocks, given their attractive valuations and the recent investor interest in these securities. We intend to use further market downturns as opportunities to increase our exposure in select holdings and establish new positions in companies that meet our strict investment criteria.

                           Chase Vista Balanced Fund
                             as of October 31, 1998
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART]

Cash/Other 2.1%
Investments 97.9%


What the Fund Invested In
Percentage of Total Portfolio Investments

[PIE CHART]

Asset Backed Securities 2.06%
Basic Materials 1.49%
Capital Goods 5.80%
Consumer Cyclicals 12.24%
Consumer Staples 3.19%
Energy 3.58%
Financial 7.74%
Health Care 5.77%
Mortgage Backed Securities 10.99%
REITs 2.92%
Technology 5.84%
Transportation 0.32%
U.S. Government Agency Obligations 5.56%
U.S. Treasury Securities 21.85%
Utilities 10.65%



Top Ten Equity Holdings

 1. EMC Corp. (1.26%) Designs, manufactures, markets, and supports products that store, manage and protect information from all major computing environments, including "UNIX" and "Windows NT."

 2. Philip Morris Companies, Inc. (0.96%) A consumer packaged goods company . The Company's products include "Bull's Eye," "Breakstone's," "Kraft" and "Marlboro" cigarettes, "Cracker Barrel" and "Polly-o" cheeses, "Miller" and "Milwaukee's Best" beer.

 3. Kroger Co. (0.93%) Operates supermarkets and convenience stores and processes food. Also operates food processing facilities which supply private label products to the company's supermarkets.

 4. Tele-Communications, TCI Group, Class A (0.86%) Constructs, acquires, owns, and operates cable television systems. The Company also provides satellite-delivered video entertainment, information, and home shopping programming services to various video distribution media.

 5. Ingersoll-Rand Co. (0.86%) Manufactures construction machinery and industrial equipment. The Company's products include air compressors, tools, pumps, bearings and automotive components, locks and door hardware.

 6. Beacon Capital Partners Inc. (0.85%) A real-estate investment firm with primary initial focus on the office sector and expertise in acquisitions, development and asset management.

 7. BellSouth Corp. (0.85%) Provides domestic and international wireless telecommunications services, systems and products mainly to the southeastern U.S.

 8. Schering-Plough Corp. (0.82%) Discovers, develops, manufactures, and markets pharmaceutical and health care products. The Company currently markets allergy/respiratory products, anti-infective and anti-cancer products, dermatologicals, and other health care products.

 9. MCI WorldCom, Inc. (0.75%) Provides facilities-based and fully integrated local, long distance, international, and Internet services.

10. Sun Microsystems, Inc. (0.74%) Supplies enterprise network computing products. The Company's products include desktop systems, servers, storage subsystems, network switches, software, and a full range of services and support.

Top 10 equity holdings comprised 8.88% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                           Chase Vista Balanced Fund
                             as of October 31, 1998
                                  (unaudited)

Average Annual Total Returns+

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                      Since
                                                                    Inception
                                  1 Year            5 Years         (11/4/92)
                                 --------          --------         ----------
 Class A Shares
  Without Sales Charge            9.60%             13.21%          13.97%
  With Sales Charge*              3.30%             11.88%          12.85%

Class B Shares
  Without CDSC                    8.89%             12.39%          13.28%
  With CDSC**                     3.90%             12.14%          13.19%

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance. *Sales Charge on Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, and a 2% CDSC for the period since inception.

+ The Fund commenced operations on 11/4/92. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

                           Chase Vista Balanced Fund
                             as of October 31, 1998
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Balanced Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART]

              Chase Vista     Lipper Balanced   S&P 500         Lehman Aggregate
              Balanced Fund   Funds Avg.        Index           Bond Index
"1992"        $9425           $10000            $10000          $10000
"1993"        $10784.5        $11224.9          $11114.6        $11182.6
"1994"        $10952.8        $11132.5          $11543.5        $10771.6
"1995"        $12891.5        $13145.9          $14590.4        $12457.6
"1996"        $15069          $15088            $18100.4        $13184.2
"1997"        $18306.5        $18036.5          $23906.4        $14358.4
"1998"        $20064          $19641            $29167          $15697



Source: Lipper Analytical Services, Inc. Past performance is not indicative of future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Balanced Fund, the Lipper Balanced Funds Average, the S&P 500 Index and the Lehman Aggregate Bond Index from November 4, 1992 to October 31, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 5.75% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Balanced Funds Average represents the average performance of a universe of 392 actively managed balanced funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-backed Securities Index and includes U.S. Treasury and agency issues and corporate and mortgage-backed bonds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest directly in the index.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998


Shares        Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- 95.0%
----------------------------------------------------------------------
             Common Stock -- 47.5%
             ---------------------
             Aerospace -- 1.2%
 10,000       General Dynamics Corp.                    $   591,875
 11,500       Sundstrand Corp.                              539,781
  3,000       United Technologies, Corp.                    285,750
                                                        -----------
                                                          1,417,406
                                                        -----------
             Agricultural Production/Services -- 0.2%
  7,000       Universal Corp.                               259,875
                                                        -----------
             Automotive -- 0.5%
 10,000       Ford Motor Co.                                542,500
                                                        -----------
             Banking -- 2.6%
 15,052       BankAmerica Corp.                             864,549
  4,500       Comerica, Inc.                                290,250
  6,600       Cullen/Frost Bankers, Inc.                    351,450
  5,500       National City Corp.                           353,719
 20,000       Southwest Bancorp of Texas*                   306,250
  6,000       U.S. Bancorp                                  219,000
 14,000       Zions Bancorporation                          742,875
                                                        -----------
                                                          3,128,093
                                                        -----------
             Biotechnology -- 0.4%
  6,000       Biogen, Inc.*                                 417,000
                                                        -----------
             Broadcasting -- 0.4%
 17,765       CBS Corp.                                     496,310
                                                        -----------
             Business Services -- 0.3%
 12,500       Mastech Corp.*                                293,750
                                                        -----------
             Cabletelevision -- 0.8%
 24,000       Tele-Communications, TCI Group,
               Class A*                                   1,011,000
                                                        -----------
             Chemicals -- 0.6%
  5,000       Dow Chemical Co.                              468,125
 10,000       Solutia Inc.                                  219,375
                                                        -----------
                                                            687,500
                                                        -----------
             Computer Software -- 0.8%
 15,637       Computer Associates International             615,707
  7,000       Computer Sciences Corp.*                      369,250
                                                        -----------
                                                            984,957
                                                        -----------


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                    Value
-----------------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------------
             Computers/Computer Hardware -- 4.3%
 14,000       Compaq Computer Corp.*                    $    442,750
 23,000       EMC Corp.*                                   1,480,625
  9,000       Gateway 2000 Inc.*                             502,313
 10,500       Ingram Micro, Inc., Class A*                   477,750
  3,000       International Business Machines
               Corp.                                         445,312
  6,000       Lexmark International Group, Inc.,
              Class A (Germany)*                             419,625
 15,000       Sun Microsystems, Inc.*                        873,750
  7,200       Texas Instruments Inc.                         460,350
                                                        ------------
                                                           5,102,475
                                                        ------------
             Consumer Products -- 1.6%
  5,000       Colgate-Palmolive Co.                          441,875
  9,000       Fortune Brands, Inc.                           297,562
 22,000       Philip Morris Companies, Inc.                1,124,750
                                                        ------------
                                                           1,864,187
                                                        ------------
             Electronics/Electrical Equipment -- 0.4%
 10,000       Uniphase Corp.*                                495,000
                                                        ------------
             Entertainment/Leisure -- 1.7%
 16,000       Carnival Corp., Class A                        518,000
 12,375       Tele-Communications, Inc., Liberty
              Media Group, Class A*                          471,023
  8,000       Time Warner, Inc.                              742,500
  5,500       Viacom, Inc. Class B*                          329,312
                                                        ------------
                                                           2,060,835
                                                        ------------
             Environmental Services -- 0.4%
 10,800       Waste Management, Inc.                         487,350
                                                        ------------
             Financial Services -- 1.4%
  5,820       Associates First Capital Corp., Class A        410,310
 10,000       Federal Home Loan Mortgage Corp.               575,000
 10,000       Morgan Stanley, Dean Witter,
              Discover and Co.                               647,500
                                                        ------------
                                                           1,632,810
                                                        ------------
             Food/Beverage Products -- 1.9%
 16,000       PepsiCo Inc.                                   540,000
 11,000       Quaker Oats Co.                                649,687

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
 19,700       Keebler Foods Corp.*                  $   566,375
 6,800        Unilever NV, ADR (Netherlands)            511,700
                                                    -----------
                                                      2,267,762
                                                    -----------
             Health Care/Health Care Services -- 2.2%
12,500        Concentra Managed Care, Inc.*             128,125
12,500        HBO & Co.                                 328,125
40,000        HEALTHSOUTH Corp.*                        485,000
14,200        Tenet Healthcare Corp.*                   396,712
11,000        Total Renal Care Holdings, Inc.*          269,500
 7,700        Universal Health Services, Inc.,
               Class B*                                 395,106
 8,000        Wellpoint Health Networks, Inc.,
               Class A*                                 589,000
                                                    -----------
                                                      2,591,568
                                                    -----------
             Insurance -- 1.6%
17,400        Allstate Corp.                            749,289
 3,200        Exel LTD, Class A (Bermuda)               244,600
14,500        Nationwide Financial Services, Inc.,
               Class A                                  601,750
18,000        Reliance Group Holdings, Inc.             250,875
                                                    -----------
                                                      1,846,514
                                                    -----------
             Manufacturing -- 1.9%
20,000        Ingersoll-Rand Co.                      1,010,000
10,000        Johnson Controls, Inc.                    562,500
12,000        Parker Hannifin Corp.                     429,000
 5,600        Pentair, Inc.                             210,700
                                                    -----------
                                                      2,212,200
                                                    -----------
             Media/Advertising -- 0.3%
 8,000        Omnicom Group, Inc.                       395,500
                                                    -----------
             Office/Business Equipment -- 0.7%
 9,000        Xerox Corp.                               871,875
                                                    -----------
             Oil & Gas -- 3.6%
 6,300        British Petroleum PLC, ADR
               (United Kingdom)                         557,156
19,200        Coastal Corp.                             676,800
 9,000        Exxon Corp.                               641,250
 8,000        Halliburton Co.                           287,500


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
   8,700      Mobil Corp.                           $   658,481
  10,800      Texaco, Inc.                              640,575
  10,700      Tosco Corp.                               300,269
  16,500      Williams Companies, Inc.                  452,719
                                                    -----------
                                                      4,214,750
                                                    -----------
             Packaging -- 0.4%
  14,000      Owens-Illinois, Inc.*                     427,875
                                                    -----------
             Paper/Forest Products -- 0.3%
  12,200      Willamette Industries, Inc.               378,200
                                                    -----------
             Pharmaceuticals -- 2.5%
   4,000      Bristol-Myers Squibb Co.                  442,250
  16,000      Pharmacia & Upjohn, Inc.                  847,000
   9,400      Schering-Plough Corp.                     967,025
  12,000      SmithKline Beecham PLC, ADR
               (United Kingdom)                         765,000
                                                    -----------
                                                      3,021,275
                                                    -----------
             Printing & Publishing -- 0.5%
  20,000      New York Times Co., Class A               565,000
                                                    -----------
             Real Estate Investment Trust -- 2.9%
  15,000      AMB Property Corp.                        345,000
  50,000      Beacon Capital Partners Inc. #*         1,000,000
  19,468      Equity Office Properties Trust            467,232
  10,300      Equity Residential Properties Trust       432,600
  12,351      Healthcare Realty Trust, Inc.             289,477
  20,800      Public Storage, Inc.                      555,100
  10,000      Spieker Properties, Inc.                  345,000
                                                    -----------
                                                      3,434,409
                                                    -----------
             Retailing -- 3.4%
   7,000      Costco Companies, Inc., Class A*          397,250
  12,000      CVS Corp.                                 548,250
  16,000      Federated Department Stores*              615,000
  19,700      Kroger Co.*                             1,093,350
  21,700      Office Depot, Inc.*                       542,500
  17,200      Safeway, Inc.*                            822,375
                                                    -----------
                                                      4,018,725
                                                    -----------

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


Shares        Issuer                                Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
             Shipping/Transportation -- 0.3%
 12,000       Burlington Northern Santa Fe          $   370,500
                                                    -----------
             Telecommunications -- 5.6%
 20,000       American Tower Corp.*                     437,500
  8,000       At Home Corp., Ser. A*                    354,000
 12,500       BellSouth Corp.                           997,656
 14,000       Equant NV, New York Registered
              Shares (Netherlands)*                     612,500
 25,000       Global Crossing LTD (Bermuda)*            718,750
  6,100       GTE Corp.                                 357,994
 16,000       MCI WorldCom, Inc.*                       884,000
 15,000       NEXTLINK Communications, Inc.,
               Class A*                                 384,375
 14,000       Qwest Communications International
               Inc.*                                    547,750
 10,584       Sprint Corp.                              812,322
 15,000       Swisscom AG, ADR (Switzerland)*           504,375
                                                    -----------
                                                      6,611,222
                                                    -----------
             Utilities -- 1.8%
  9,000       CMS Energy Corp.                          396,562
  6,500       Duke Energy Corp.                         420,469
 10,100       FPL Group Inc.                            631,881
 11,500       LG&E Energy Corp.                         303,313
 10,000       Pinnacle West Capital Corp.               438,125
                                                    -----------
                                                      2,190,350
                                                    -----------
              Total Common Stock                     56,298,773
                                                    -----------
              (Cost $41,509,343)
              Rights -- 0.0%
              --------------
              Computers/Computer Hardware -- 0.0%
  7,200       Texas Instruments Inc., Poison Pill,
              Expires 06/18/08                                0
                                                    -----------
              (Cost $0)


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


Shares              Issuer                               Value
-----------------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------------
                    Convertible Preferred Stock -- 1.0%
                    -----------------------------------
                    Financial Services -- 0.6%
         2,000      American General Delaware, $3.00,
                     Ser. A                              $   173,000
         4,500      K-Mart Financing Inc., 7.75%,
                     06/15/16 Series                         249,469
         7,000      Suiza Capital Trust Co., 5.50%,
                     04/01/28 Series #                       227,500
                                                         -----------
                                                             649,969
                                                         -----------
                    Utilities -- 0.4%
         6,000      Houston Industries, Inc., 7.00%,
                     07/01/00 Series                         486,375
                                                         -----------
                    Total Convertible Preferred Stock      1,136,344
                                                         -----------
                    (Cost $1,032,458)

     Principal
      Amount
                    Corporate Notes & Bonds -- 9.4%
                    -------------------------------
                   Banking -- 0.5%
     $ 600,000      First Union Corp., 6.40%,
                     04/01/08                                621,498
                                                         -----------
                   Consumer Products -- 0.8%
       930,000      Procter & Gamble Co., 5.25%,
                     09/15/03                                945,680
                                                         -----------
                   Diversified -- 0.6%
       650,000      Tyco International Group, SA
                    (Luxemburg), # 5.88%,
                     11/01/04                                653,250
                                                         -----------
                   Entertainment/Leisure -- 0.8%
       825,000      Time Warner Inc., 7.75%,
                     06/15/05                                902,542
                                                         -----------
                   Financial Services -- 1.0%
       600,000      Ford Motor Credit Co., 5.13%,
                    10/15/01                                 622,458
       600,000      Hartford Financial Services Group,
                     6.38%, 11/01/08                         602,250
                                                         -----------
                                                           1,224,708
                                                         -----------


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


   Principal
    Amount     Issuer                                 Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
              Food/Beverage Products -- 1.3%
$ 1,000,000    Campbell Soup Co., 4.75%,
                10/01/03                              $  992,000
    500,000    Kellogg Co., 4.88%, 10/15/05              492,640
                                                      ----------
                                                       1,484,640
                                                      ----------
              Industrial Components -- 0.9%
  1,000,000    Raytheon Corp., 5.95%,
                03/15/01                               1,012,480
                                                      ----------
              Retailing -- 0.8%
    500,000    Dayton Hudson Corp., 6.40%,
                02/15/03                                 518,480
    500,000    Kroger Co., 6.38%, 03/01/08               498,895
                                                      ----------
                                                       1,017,375
                                                      ----------
              Telecommunications -- 0.9%
    480,000    GTE Northwest Inc., 5.55%,
                10/15/08                                 474,667
    585,000    Worldcom, Inc., 6.13%, 08/15/01           598,174
                                                      ----------
                                                       1,072,841
                                                      ----------
              Utilities -- 1.8%
  2,000,000    Texas Utilities Electric, Capital V,
               8.18%, 01/30/37                         2,157,480
                                                      ----------
               Total Corporate Notes & Bonds          11,092,494
                                                      ----------
               (Cost $10,858,976)
               Convertible Corporate Notes & Bonds -- 1.2%
               -------------------------------------------
              Computers/Computer Hardware -- 0.3%
    100,000    EMC Corp., # 3.25%, 03/15/02              290,000
                                                      ----------
              Environmental Services -- 0.2%
    250,000    Waste Management Inc., 4.00%,
                02/01/02                                 286,562
                                                      ----------
              Health Care/Health Care Services -- 0.6%
    150,000    Alternative Living Services, # 6.75%,
                06/30/06                                 202,500


                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
   Amount    Issuer                                   Value
--------------------------------------------------------------------
  Long-Term Investments -- (continued)
--------------------------------------------------------------------
             Assisted Living Concepts Inc.,
$ 300,000     5.63%, 05/01/03                         $   221,625
  400,000     6.00%, 11/01/02                             333,436
                                                      -----------
                                                          757,561
                                                      -----------
            Manufacturing -- 0.1%
  150,000    Tower Automotive, Inc., # 5.00%,
              08/01/04                                    151,500
                                                      -----------
             Total Convertible Corporate Notes          1,485,623
             & Bonds (Cost $1,350,000)                 -----------

             Mortgage Backed Securities -- 10.9%
             -----------------------------------
             Residential Mortgage Backed Pass Through
             Securities -- 1.7%

  903,002    Federal Home Loan Mortgage Corp.,
              Gold, Pool G10597, 6.50%,
              08/01/10                                    918,805
  502,186    Federal National Mortgage
              Association, Pool 100156, 12.50%,
              06/15/19                                    577,810
  498,013    Government National Mortgage
              Association, Pool 780508, 8.00%,
              11/15/24                                    517,619
                                                      -----------
                                                        2,014,234
                                                      -----------
            Collateralized Mortgage Obligations -- 6.9%
5,212,000    GE Capital Mortgage Services, Inc.,
              Ser. 1998-13, Class A10 5.61%,
              11/25/98                                  5,202,254
1,500,000    Ocwen Mortgage Loan Asset Backed
              Certification, Ser. 1998-OFS1,
             Class M1, FRN 5.69%, 11/26/98              1,499,070
1,000,000    Structured Asset Securities Corp., Ser.
              1998-8, Class M2, FRN, 5.82%,
              11/26/98                                    963,750
  500,000    Willowbrook Finance Corp., Ser.
              1997-1, Class B, # FRN 5.69%,
              11/16/98                                    494,690
                                                      -----------
                                                        8,159,764
                                                      -----------

                         See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)


  Principal
   Amount    Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
            Commercial Mortgage Backed Securities -- 2.3%
$ 750,000    DLJ Mortgage Acceptance Corp., Ser.
              1997-CF2, Class A1B # 6.82%,
              09/15/07                              $   784,200
1,928,016    GS Mortgage Securities Corp. II, Ser.
              1998-GLII, Class A1, 6.31%,
              04/13/31                                1,969,082
                                                    -----------
                                                      2,753,282
                                                    -----------
             Total Mortgage Backed Securities        12,927,280
             (Cost $12,924,377)                     -----------

             Asset Backed Securities -- 2.0%
             -------------------------------
1,500,000    Citibank Credit Card Master Trust I,
              Ser. 1996-5, Class B, FRN, 5.78%,
              12/15/98                                1,481,250
  500,000    Citibank Credit Card Master Trust,
              Ser. 1998-2A, 6.05%, 01/15/10             502,500
  433,199    Mid-State Trust, Ser. 6, Class A4,
              7.79%, 07/01/35                           434,282
                                                    -----------
             Total Asset Backed Securities            2,418,032
             (Cost $2,437,003)                      -----------

             U. S. Treasury Securities -- 21.7%
             ----------------------------------
             U. S. Treasury Notes & Bonds,
5,000,000     4.50%, 09/30/00                         5,026,550
4,500,000     5.25%, 08/15/03                         4,695,480
1,000,000     5.63%, 05/15/08                         1,077,970
4,790,000     5.88%, 11/15/05                         5,191,164
1,850,000     6.13%, 08/15/07                         2,042,511
3,100,000     6.13%, 11/15/27                         3,488,461
2,000,000     7.25%, 05/15/16                         2,432,500
1,200,000     8.75%, 08/15/20                         1,710,372
                                                    -----------
             Total U. S. Treasury Securities         25,665,008
             (Cost $24,786,176)                     -----------



                       See notes to financial statements.

Chase Vista Balanced Fund
Portfolio of Investments October 31, 1998 (continued)

  Principal
   Amount    Issuer                                 Value
------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------
             U. S. Government Agency Obligations -- 1.3%
             -------------------------------------------
$ 500,000    Federal Home Loan Mortgage
             Association, 5.13%, 10/15/08           $    497,090
1,000,000    Federal National Mortgage
             Association, 5.75%, 02/15/08              1,039,370
                                                    ------------
             Total U. S. Government Agency
             Obligations                               1,536,460
             (Cost $1,481,139)
==================================================================
             Total Long-Term Investments             112,560,014
             (Cost $96,379,472)
------------------------------------------------------------------
Short-Term Investments -- 4.2%
------------------------------------------------------------------
             U. S. Treasury Securities -- 0.0%
             ---------------------------------
   25,000    U. S. Treasury Bill, 4.88%, 11/27/98         24,916
             (Cost $24,916)                         ------------

             U. S. Government Agency Obligations -- 4.2%
             -------------------------------------------
4,997,000    Federal Home Loan Bank, Discount
             Note, 5.40%, 11/02/1998                   4,997,000
             (Cost $4,997,000)
==================================================================
             Total Short-Term Investments              5,021,916
             (Cost $5,021,916)
==================================================================
             Total Investments -- 99.2%             $117,581,930
             (Cost $101,401,388)
==================================================================

Index
* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depository Receipt.

FRN -- Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at October 31, 1998.


                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities October 31, 1998
--------------------------------------------------------------------------------


                                                  Small Cap          Large Cap
                                                    Equity             Equity             Balanced
                                                     Fund               Fund                Fund
                                               ---------------   -----------------   -----------------
ASSETS:
  Investment securities, at value (Note 1)      $468,451,577     $177,237,988        $117,581,930
  Cash .....................................           8,532            7,586               3,434
  Receivables:
  Investment securities sold ...............         128,121               --           1,452,850
  Interest and dividends ...................         269,561          128,138             692,956
  Fund shares sold .........................         370,108          402,838             314,146
  Other assets .............................          15,326            2,181               1,438
                                                ------------     ------------        ------------
     Total assets ..........................     469,243,225      177,778,731         120,046,754
                                                ------------     ------------        ------------
LIABILITIES
  Payables:
   Investment securities purchased .........       1,345,626          716,089           1,248,198
   Trust shares redeemed ...................         139,428          168,450              33,688
  Accrued liabilities: (Note 2)
   Investment advisory fees ................         236,287               --              48,398
   Administration fees .....................          54,528            7,051              14,519
   Shareholder servicing fees ..............          18,727            7,051              10,932
   Distribution fees .......................          72,750           15,679              33,576
   Custodian ...............................          25,565           17,691              13,634
   Other ...................................         266,008          225,269             107,399
                                                ------------     ------------        ------------
     Total Liabilities .....................       2,158,919        1,157,280           1,510,344
                                                ------------     ------------        ------------
NET ASSETS:
  Paid in capital ..........................     396,106,898      125,865,190          97,489,957
  Accumulated undistributed net
   investment income (loss) ................         (13,591)         191,919              40,151
  Accumulated undistributed net
   realized gain on investment and
   futures transactions ....................       3,756,396       11,144,707           4,825,760
  Net unrealized appreciation of
   investments and futures .................      67,234,603       39,419,635          16,180,542
                                                ------------     ------------        ------------
   Total Net Assets ........................    $467,084,306     $176,621,451        $118,536,410
                                                ============     ============        ============
  Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized):
   Class A Shares ..........................       6,534,894        3,294,163           6,160,931
   Class B Shares ..........................       4,000,732          641,118           1,540,455
   Class I Shares ..........................      12,341,194        7,743,402                  --
  Net Asset Value:
   Class A Shares (and redemption
   price) ..................................    $      20.40     $      15.09        $      15.44
   Class B Shares* .........................    $      19.91     $      15.02        $      15.19
   Class I Shares ..........................    $      20.59     $      15.15        $         --
  Class A Maximum Public Offering
   Price Per Share
   (net asset value /94.25% of net
   asset value per share) ..................    $      21.64     $      16.01        $      16.38
                                                ============     ============        ============
  Cost of Investments ......................    $401,216,974     $137,818,353        $101,401,388
                                                ============     ============        ============

--------------
*Redemptions may be subject to contingent deferred sales charge.


                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the year ended October 31, 1998
--------------------------------------------------------------------------------


                                                 Small Cap          Large Cap
                                                   Equity             Equity          Balanced
                                                    Fund               Fund             Fund
                                             -----------------   ---------------   -------------
INVESTMENT INCOME:
  Dividend ...............................   $  2,818,313         $ 2,136,195       $  859,391
  Interest ...............................      2,545,403             705,750        3,387,780
  Foreign taxes withheld .................        (13,499)            (11,165)          (4,670)
                                             ------------         -----------       ----------
   Total investment income ...............      5,350,217           2,830,780        4,242,501
                                             ------------         -----------       ----------
EXPENSES: (Note 2)
  Investment advisory fees ...............      3,688,998             684,337          566,217
  Administration fees ....................        851,307             256,626          169,865
  Shareholder servicing fees .............      1,076,021             427,710          283,108
  Distribution fees ......................      1,145,297             177,325          383,032
  Custodian fees .........................        126,063              86,088           89,695
  Printing and postage ...................         90,219              24,191           18,397
  Professional fees ......................         52,999              31,832           29,259
  Registration costs .....................         74,690              50,931           23,644
  Transfer agent fees ....................        596,014             136,515          149,718
  Trustees fees and expenses .............         28,377               8,554            5,662
  Other ..................................         29,346              25,924            4,675
                                             ------------         -----------       ----------
    Total expenses .......................      7,759,331           1,910,033        1,723,272
                                             ------------         -----------       ----------
Less amounts waived (Note 2E) ............        296,699             855,420          171,504
                                             ------------         -----------       ----------
  Net expenses ...........................      7,462,632           1,054,613        1,551,768
                                             ------------         -----------       ----------
  Net investment income (loss) ...........     (2,112,415)          1,776,167        2,690,733
                                             ------------         -----------       ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ............................      2,571,616          11,169,672        4,809,769
  Futures transactions ...................        625,084                  --           (2,975)
Change in net unrealized appreciation/
depreciation on:
  Investments ............................    (60,736,689)         10,838,367        2,405,815
  Futures transactions ...................        580,807                  --               --
                                             ------------         -----------       ----------
Net realized and unrealized gain (loss)
 on investments ..........................    (56,959,182)         22,008,039        7,212,609
                                             ------------         -----------       ----------
Net increase (decrease) in net assets from
 operations ..............................   $(59,071,597)        $23,784,206       $9,903,342
                                             ============         ===========       ==========

                         See notes to financial statements.

Chase Vista Mutual Funds
Statement of Changes in Net Assets For the years ended October 31,
--------------------------------------------------------------------------------

                                                                             Small Cap
                                                                            Equity Fund
                                                                 ---------------------------------
                                                                        1998             1997
                                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) ..................................  $    (2,112,415)  $   (930,390)
 Net realized gain on investments and futures transactions .....        3,196,700     16,868,259
 Change in net unrealized appreciation/depreciation on
  investments and futures ......................................      (60,155,882)    88,223,008
                                                                  ---------------   ------------
 Increase (decrease) in net assets from operations .............      (59,071,597)   104,160,877
                                                                  ---------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H):
 Net investment income .........................................               --           (742)
 Net realized gain on investment transactions ..................      (15,819,092)    (4,228,732)
                                                                  ---------------   ------------
 Total dividends and distributions .............................      (15,819,092)    (4,229,474)
                                                                  ---------------   ------------
 Increase from capital share transactions (Note 5) .............      (39,485,935)   212,503,094
                                                                  ---------------   ------------
  Total increase (decrease) in net assets ......................     (114,376,624)   312,434,497
NET ASSETS:
 Beginning of period ...........................................      581,460,930    269,026,433
                                                                  ---------------   ------------
 End of period .................................................  $   467,084,306   $581,460,930
                                                                  ===============   ============



                                                                            Large Cap
                                                                           Equity Fund                    Balanced Fund
                                                                 ------------------------------- -------------------------------
                                                                       1998            1997            1998            1997
                                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss) ..................................  $   1,776,167   $   1,430,147   $  2,690,733    $  2,362,950
 Net realized gain on investments and futures transactions .....     11,169,672      17,625,501      4,806,794       6,918,152
 Change in net unrealized appreciation/depreciation on
  investments and futures ......................................     10,838,367      11,620,756      2,405,815       6,945,972
                                                                  -------------   -------------   ------------    ------------
 Increase (decrease) in net assets from operations .............     23,784,206      30,676,404      9,903,342      16,227,074
                                                                  -------------   -------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1H):
 Net investment income .........................................     (1,753,386)     (1,448,243)    (2,787,063)     (2,286,310)
 Net realized gain on investment transactions ..................    (17,523,529)    (15,240,116)    (6,829,329)     (3,997,114)
                                                                  -------------   -------------   ------------    ------------
 Total dividends and distributions .............................    (19,276,915)    (16,688,359)    (9,616,392)     (6,283,424)
                                                                  -------------   -------------   ------------    ------------
 Increase from capital share transactions (Note 5) .............     16,281,433      34,165,364      9,837,220      33,498,944
                                                                  -------------   -------------   ------------    ------------
  Total increase (decrease) in net assets ......................     20,788,724      48,153,409     10,124,170      43,442,594
NET ASSETS:
 Beginning of period ...........................................    155,832,727     107,679,318    108,412,240      64,969,646
                                                                  -------------   -------------   ------------    ------------
 End of period .................................................  $ 176,621,451   $ 155,832,727   $118,536,410    $108,412,240
                                                                  =============   =============   ============    ============

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Small Cap Equity Fund ("CVSCEF"), Large Cap Equity Fund ("CVLCEF") (formerly Vista Equity Fund) and Balanced Fund ("CVBAL"), collectively, the "Funds", are separate series of The Trust. The Funds offer various classes of shares as follows:


Fund       Classes Offered
--------   --------------------------------
CVSCEF     Class A, Class B, Institutional
CVLCEF     Class A, Class B, Institutional
CVBAL      Class A, Class B

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan. No sales charges are assessed with respect to the Institutional Class ("Class I").

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at a time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

     C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

   Use of short futures contracts subjects the Funds to unlimited risk of loss. Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the nominal value of the futures contracts.

   The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. As of October 31, 1998, the Funds had no outstanding futures contracts.

   D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   E. Dollar rolls -- CVBAL enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. Income is recognized over the duration of the roll transaction.

   F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

   G. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   H. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The reclassification for VSCEF relates primarily to the character for tax purposes of current year net operating loss; paid in capital was decreased by $2,136,652, accumulated net investment income was increased by $2,093,254 and undistributed net realized gain/loss was increased by $43,398. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   I. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or the "Advisor") acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for CVBAL, 0.65% for CVSCEF and 0.40% for CVLCEF of the average daily net assets. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E below.

   Chase Asset Management Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of CVLCEF; 0.25% of CVBAL; and 0.30% of CVSCEF's of average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agents receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of each of the classes of the funds with the exception of the Class A Shares of the CVSCEF. The CVSCEF is charged a fee from non-affiliated shareholder servicing agents not to exceed 0.25% of the net assets of the Class. For the year ended October 31, 1998, Chase's Shareholder Servicing charges amounted to: CVSCEF: $1,024,164, CVLCEF:
   $427,710 and CVBAL: $283,108; before waivers.

   The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub- Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B for the Funds in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for the Institutional Classes. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B Shares for distribution services.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets.

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   The Administrator voluntarily waived a portion of their fees as outlined in
   Note 2.E. below.

   E. Waivers of fees -- For the year ended October 31, 1998, the Investment Advisor, Shareholder Servicing Agent and Administrator voluntarily waived fees for each of the Funds as follows:


   Fee                                 CVSCEF        CVLCEF        CVBAL
   ---                                --------      --------      --------
   Investment Advisory ...........         --      $684,337            --
   Shareholder servicing .........   $296,699            --      $171,504
   Administration ................         --       171,083            --
                                     --------      --------      --------
    Total ........................   $296,699      $855,420      $171,504
                                     --------      --------      --------

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- For the year ended October 31, 1998, purchases and sales of investments (excluding short-term investments) were as follows:


                                            CVSCEF            CVLCEF            CVBAL
                                         ------------     -------------      ------------
Purchases (excluding
 U.S. Government) ....................   $382,926,888      $112,537,559      $49,960,394
Sales (excluding
 U.S. Government) ....................    413,911,700       114,345,833       58,866,578
Purchases of U.S.Government ..........             --                --       46,407,330
Sales of U.S. Government .............             --                --       36,300,102

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1998 are as follows.


                                           CVSCEF            CVLCEF            CVBAL
                                         ------------     -----------        -----------
Aggregate cost ......................    $ 401,216,974     $137,818,353      $101,401,388
                                         -------------     ------------      ------------
Gross unrealized appreciation .......       90,374,297     $ 43,364,818        17,873,002
Gross unrealized depreciation .......      (23,139,694)      (3,945,183)       (1,692,460)
                                         -------------     ------------      ------------
Net unrealized appreciation .........    $  67,234,603     $ 39,419,635      $ 16,180,542
                                         =============     ============      ============

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:



                                                          Small Cap Equity Fund
                                    --------------------------------------------------------------
                                                          Year Ended October 31,
                                                  1998                             1997
                                    -------------------------------- -----------------------------
                                        Amount          Shares          Amount           Shares
                                    ---------------- --------------- ----------------- -----------
           Class A
Shares sold ....................... $ 74,349,039      3,262,043      $105,674,550       5,216,718
Shares issued in reinvestment
 of distributions .................    3,929,280        178,929         1,890,293          94,657
Shares redeemed ...................  (98,193,570)    (4,287,581)     (112,944,625)     (5,475,143)
                                    ------------     ----------      ------------      ----------
Net increase (decrease) in
 Trust shares outstanding ......... $(19,915,251)      (846,609)     $ (5,379,782)       (163,768)
                                    ============     ==========      ============      ==========

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                           Small Cap Equity Fund
                                    ------------------------------------------------------------
                                                          Year Ended October 31,
                                                  1998                             1997
                                    ---------------------------      ---------------------------
                                       Amount          Shares          Amount           Shares
                                    -------------    ----------      ------------      ---------
           Class B
Shares sold ....................... $ 8,220,098       358,470        $25,800,141       1,293,773
Shares issued in reinvestment
 of distributions .................   2,572,707       119,272          1,168,830         59,121
Shares redeemed ................... (17,767,758)     (804,511)       (16,936,060)      (851,909)
                                    -----------      --------        -----------       ---------
Net increase (decrease) in
 Trust shares outstanding ......... $(6,974,953)     (326,769)       $10,032,911        500,985
                                    ===========      ========        ===========       =========


                                                        Small Cap Equity Fund
                                    -------------------------------------------------------------
                                                        Year Ended October 31,
                                                  1998                           1997
                                    ---------------------------      ----------------------------
                                         Amount        Shares          Amount           Shares
                                    -------------    ----------      ------------      ----------
      Institutional Class
Shares sold ........................$  19,274,068       839,032      $219,344,013      10,818,892
Shares issued in reinvestment
 of distributions ..................    8,324,678       376,683           803,425          40,111

Shares redeemed ....................  (40,194,477)   (1,826,733)      (12,297,473)       (587,990)
                                    -------------    ----------      ------------      ----------
Net increase (decrease) in
 Trust shares outstanding ..........$ (12,595,731)     (611,018)     $207,849,965      10,271,013
                                    =============    ==========      ============      ==========



                                                       Large Cap Equity Fund
                                    ------------------------------------------------------------
                                                  Year Ended October 31,
                                             1998                           1997
                                    ---------------------------      ---------------------------
                                       Amount           Shares         Amount           Shares
                                    -------------    ----------      ----------        ---------
           Class A
Shares sold ..................      $  20,774,781     1,394,378      $ 38,863,393      2,628,815
Shares issued in reinvestment
 of distributions ............          4,362,391       320,637         1,310,830        109,871
Shares redeemed ..............        (19,732,258)   (1,353,516)       (6,429,036)      (436,066)
                                    -------------    ----------      ------------      ---------
Net increase (decrease) in

 Trust shares outstanding ....      $   5,404,914       361,499      $ 33,745,187      2,302,620
                                    =============    ==========      ============      =========


                                                        Large Cap Equity Fund
                                    ----------------------------------------------------------
                                                        Year Ended October 31,
                                                 1998                             1997
                                    -------------------------        ------------------------
                                       Amount         Shares           Amount          Shares
                                    ----------       --------        ----------        -------
           Class B
Shares sold ....................... $5,130,284        351,533        $5,035,390        384,285
Shares issued in reinvestment
 of distributions .................    574,307         42,571            79,437         6,640
Shares redeemed ................... (1,669,274)      (114,386)         (720,413)       (52,633)
                                    ----------       --------        ----------        -------
Net increase (decrease) in
 Trust shares outstanding ......... $4,035,317        279,718        $4,394,414        338,292
                                    ==========       ========        ==========        =======

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


                                                          Large Cap Equity Fund
                                    -----------------------------------------------------------------
                                                         Year Ended October 31,
                                                  1998                             1997
                                    -------------------------------- --------------------------------
                                         Amount           Shares          Amount           Shares
                                    ---------------- --------------- ---------------- ---------------
      Institutional Class
Shares sold .......................  $  25,939,264       1,759,649    $  20,757,456       1,535,702
Shares issued in reinvestment
 of distributions .................      6,523,690         476,579        7,345,048         617,358
Shares redeemed ...................    (25,621,752)     (1,697,309)     (32,076,741)     (2,409,324)
                                     -------------      ----------    -------------      ----------
Net increase (decrease) in
 Trust shares outstanding .........  $   6,841,202         538,919    $  (3,974,237)       (256,264)
                                     =============      ==========    =============      ==========


                                                            Balanced Fund
                                  ---------------------------------------------------------------
                                                        Year Ended October 31,
                                                 1998                            1997
                                  -------------------------------- ------------------------------
                                       Amount           Shares          Amount          Shares
                                  ---------------- --------------- ---------------- -------------
           Class A
Shares sold .....................  $  28,040,742       1,822,250    $  36,446,654     2,510,736
Shares issued in reinvestment
 of distributions ...............      8,006,871         537,508        5,327,049       390,365
Shares redeemed .................    (34,208,904)     (2,229,933)     (12,603,017)     (863,052)
                                   -------------      ----------    -------------     ---------
Net increase (decrease) in
 Trust shares outstanding .......  $   1,838,709         129,825    $  29,170,686     2,038,049
                                   =============      ==========    =============     =========


                                                                Balanced Fund
                                      -----------------------------------------------------------------
                                                           Year Ended October 31,
                                                   1998                              1997
                                      -------------------------------   -------------------------------
                                           Amount           Shares           Amount           Shares
                                      ---------------   -------------   ---------------   -------------
           Class B
Shares sold .......................   $9,997,619            648,234     $5,622,984            394,960
Shares issued in reinvestment
 of distributions .................    1,252,701             85,330        826,755             61,505
Shares redeemed ...................   (3,251,809)          (210,278)    (2,121,481)          (150,183)
                                      ----------           --------     ----------           --------
Net increase (decrease) in
 Trust shares outstanding .........   $7,998,511            523,286     $4,328,258            306,282
                                      ==========           ========     ==========           ========

6. Retirement Plan -- The funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees fees and expenses in the Statement of Operations, and accrued pension liability included in Other Accrued liabilities in the Statement of Assets and Liabilities were as follows:



                                 Accrued
                   Pension       Pension
                   Expenses     Liability
                   --------     ---------
VSCEF .........     $9,503      $26,415
VLCEF .........      2,516        8,773
VBAL ..........      1,767        5,744

Chase Vista Funds
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 1998, nor at anytime during the year.

Chase Vista Mutual Funds
Financial Highlights
--------------------------------------------------------------------------------


                                                                 Small Cap Equity Fund
                                               -----------------------------------------------------------
                                                                 Class A                         Class B
                                               ---------------------------------------------- ------------
                                                         Year Ended                12/20/94*   Year Ended
                                               ----------------------------------   Through   ------------
                                               10/31/98     10/31/97    10/31/96    10/31/95     10/31/98
                                               --------     --------    --------   ---------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......   $   23.57     $   19.19   $  15.07   $   10.00    $    23.19
                                              ---------     --------    --------   ---------    ----------
 Income from Investment Operations:
  Net Investment Income ...................      (0.114)       (0.051)     0.005       0.060        (0.305)
  Net Gain or (Losses) in Securities
   (both realized and unrealized) .........      (2.416)        4.720      4.328       5.056        (2.335)
                                              ---------     ---------   --------   ---------    ---------
  Total from Investment Operations ........      (2.530)        4.669      4.333       5.116        (2.640)
                                              ---------     ---------   --------   ---------    ---------
 Less Distributions:
  Dividends from Net Investment
   Income .................................          --            --      0.033       0.042            --
  Distributions from Capital Gains ........       0.640         0.290      0.180       0.004         0.640
                                              ----------    ---------   --------   ---------    ----------
  Total Distributions .....................       0.640         0.290      0.213       0.046         0.640
                                              ----------    ---------   --------   ---------    ----------
Net Asset Value, End of Period ............   $   20.40     $   23.57   $  19.19   $   15.07    $    19.91
                                              ==========    =========   ========   =========    ==========
Total Return (1)                                 (10.93%)       24.61%     29.06%      51.25%      (11.60%)
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..   $     133     $     174   $    145   $      44    $       80
Ratios to average net assets#:
 Ratio of Expenses ........................        1.38%         1.45%      1.50%       1.51%         2.10%
 Ratio of Net Investment Income ...........       (0.43%)       (0.23%)     0.03%       0.52%        (1.15%)
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ..................        1.38%         1.45%      1.52%       2.67%         2.10%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses             (0.43%)       (0.23%)     0.01%      (0.64%)       (1.15%)
Portfolio Turnover Rate ...................          74%           55%        78%         75%           74%



                                                                       Small Cap Equity Fund
                                              ------------------------------------------------------------------------
                                                           Class B                            Institutional
                                              ------------------------------------ -----------------------------------
                                                   Year Ended           03/28/95           Year Ended      05/07/96**
                                              ----------------------    Through    ----------------------   Through
                                              10/31/97      10/31/96    10/31/95   10/31/98     10/31/97    10/31/96
                                              --------      --------    --------   --------     ---------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......   $   19.00     $   15.01   $  11.39   $   23.71    $    19.22    $  18.44
                                              --------      ---------   --------   ---------    ----------    --------
 Income from Investment Operations:
  Net Investment Income ...................      (0.270)       (0.074)    (0.018)     (0.021)        0.027       0.023
  Net Gain or (Losses) in Securities
   (both realized and unrealized) .........       4.754         4.248      3.669      (2.459)        4.753       0.757
                                              ---------     ---------   --------   ---------    ----------    --------
  Total from Investment Operations ........       4.484         4.174       3.651     (2.480)        4.780       0.780
                                              ---------     ---------   --------    ---------   ----------    --------
 Less Distributions:
  Dividends from Net Investment
   Income .................................          --            --      0.027          --            --          --
  Distributions from Capital Gains ........       0.290         0.180      0.004       0.640         0.290          --
                                              ---------     ---------   --------   ---------    ----------    --------
  Total Distributions .....................       0.290         0.180      0.031       0.640         0.290          --
                                              ---------     ---------   --------   ---------    ----------    --------
Net Asset Value, End of Period ............   $   23.19     $   19.00   $  15.01   $   20.59    $    23.71    $  19.22
                                              =========     =========   ========   =========    ==========    ========
Total Return (1)                                  23.84%        28.04%     32.09%     (10.64%)       25.15%       4.23%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) ..   $     100     $      73   $     22   $     254    $      307    $     52
Ratios to average net assets#:
 Ratio of Expenses ........................        2.16%         2.22%      2.24%       1.04%         1.10%       1.10%
 Ratio of Net Investment Income ...........       (0.94%)       (0.68%)    (0.25%)     (0.09%)        0.13%       0.27%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses ..................        2.16%         2.25%      3.23%       1.13%         1.14%       1.27%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses             (0.94%)       (0.71)%    (1.24%)     (0.18%)        0.09%       0.10%
Portfolio Turnover Rate ...................          55%           78%        75%         74%           55%         78%

-------
  * Commencement of operations.
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.

                         See notes to financial statements.
50

Chase Vista Mutual Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                      Large Cap Equity Fund*
                                             ------------------------------------------------------------------------
                                                          Class A                              Class B
                                             ---------------------------------- -------------------------------------
                                                  Year Ended        05/08/96**         Year Ended          05/07/96**
                                             ---------------------   Through    -------------------------   Through
                                              10/31/98   10/31/97    10/31/96     10/31/98     10/31/97     10/31/96
                                              --------   --------    --------     ---------    ---------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......  $  14.83   $  13.25    $  12.06     $   14.76    $   13.22   $   12.06
                                              --------   --------    --------     ---------    ---------   ---------
 Income from Investment Operations:
  Net Investment Income ....................     0.118      0.108       0.050         0.054        0.067       0.050
  Net Gains or (Losses) In Securities
   (both realized and unrealized) ..........     1.918      3.456       1.209         1.914        3.423       1.187
                                              --------   --------    --------     ---------    ---------   ---------
  Total from Investment Operations .........     2.036      3.564       1.259         1.968        3.490       1.237
                                              --------   --------    --------     ---------    ---------   ---------
 Less Distributions:
  Dividends from Net Investment
   Income ..................................     0.118      0.094       0.069         0.051        0.061       0.077
  Distributions from Capital Gains .........     1.658      1.890          --         1.658        1.890          --
                                              --------   --------    --------     ---------    ---------   ---------
  Total Distributions ......................     1.776      1.984       0.069         1.709        1.951       0.077
                                              --------   --------    --------     ---------    ---------   ---------
Net Asset Value, End of Period .............  $  15.09    $ 14.83    $  13.25     $   15.02    $   14.76   $   13.22
                                              ========   ========    ========     =========    =========   =========
Total Return (1) ...........................     15.15%     30.69%      10.84%        14.71%       30.15%       6.66%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)      $     50   $     44    $      8     $      10    $       5   $       1
Ratios to average net assets#:
 Ratio of Expenses .........................      0.85%      1.13%       1.38%         1.35%        1.59%       1.88%
 Ratio of Net Investment Income ............      0.81%      0.61%       0.84%         0.31%        0.15%       0.14%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses ...............      1.35%      1.63%       1.87%         1.85%        2.09%       2.38%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses             0.31%      0.11%       0.35%        (0.19%)      (0.35%)     (0.36%)
Portfolio Turnover Rate ....................        72%        72%         89%           72%          72%         89%



                                                             Large Cap Equity Fund*
                                             -------------------------------------------------------
                                                               Institutional Class
                                             -------------------------------------------------------
                                                                   Year Ended
                                             -------------------------------------------------------
                                              10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                             ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......  $  14.85   $  13.27    $  12.24    $  13.16   $  13.65
                                              --------   --------    --------    --------   --------
 Income from Investment Operations:
  Net Investment Income ....................     0.176      0.182       0.227       0.277      0.298
  Net Gains or (Losses) In Securities
   (both realized and unrealized) ..........     1.955      3.470       2.597       1.744      0.263
                                              --------   --------    --------    --------   --------
  Total from Investment Operations .........     2.131      3.652       2.824       2.021      0.561
                                              --------   --------    --------    --------   --------
 Less Distributions:
  Dividends from Net Investment
   Income ..................................     0.173      0.182       0.224       0.282      0.290
  Distributions from Capital Gains .........     1.658      1.890       1.570       2.659      0.761
                                              --------   --------    --------    --------   --------
  Total Distributions ......................     1.831      2.072       1.794       2.941      1.051
                                              --------   --------    --------    --------   --------
Net Asset Value, End of Period .............  $  15.15   $  14.85    $  13.27    $  12.24   $  13.16
                                              ========   ========    ========    ========   ========
Total Return (1) ...........................     15.82%     31.50%      25.65%      20.41%      4.37%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions)      $    117   $    107    $     99    $     55   $     68
Ratios to average net assets#:
 Ratio of Expenses .........................      0.47%      0.50%       0.40%       0.31%      0.31%
 Ratio of Net Investment Income ............      1.19%      1.32%       1.86%       2.41%      2.30%
 Ratio of Expenses Without Waivers
  and Assumption of Expenses ...............      0.97%      1.00%       0.96%       0.90%      0.95%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses             0.69%      0.82%       1.30%       1.82%      1.66%
Portfolio Turnover Rate ....................        72%        72%         89%         45%        53%

-------
 * Formerly Vista Equity Fund.
 ** Commencement of offering of class of shares
 # Short periods have been annualized.
(1) Total returns figures do not include the effect of any sales load.
                         See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                    Balanced Fund
                                               -------------------------------------------------------
                                                                       Class A
                                               -------------------------------------------------------
                                                                     Year Ended
                                               -------------------------------------------------------
                                                10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                               ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $  15.41   $  13.83   $  12.45   $  11.09   $   11.38
                                                --------   --------   --------   --------   ---------
 Income from Investment Operations:
  Net Investment Income ......................     0.383      0.392      0.353      0.382       0.356
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ............     1.016      2.393      1.692      1.517      (0.187)
                                                --------   --------   --------   --------   ---------
  Total from Investment Operations ...........     1.399      2.785      2.045      1.899       0.169
                                                --------   --------   --------   --------   ---------
  Less Distributions:
    Dividends from Net Investment Income           0.389      0.395      0.345      0.408       0.359
    Distributions from Capital Gains .........     0.980      0.810      0.320      0.131       0.100
                                                --------   --------   --------   --------   ---------
    Total Distributions ......................     1.369      1.205      0.665      0.539       0.459
                                                --------   --------   --------   --------   ---------
Net Asset Value, End of Period ...............  $  15.44   $  15.41   $  13.83   $  12.45   $   11.09
                                                ========   ========   ========   ========   =========
Total Return (1) .............................      9.60%     21.48%     16.89%     17.70%       1.56%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....  $     95   $     93   $     55   $     34   $      22
Ratios to average net assets#:
 Ratio of Expenses ...........................      1.25%      1.25%      1.25%      1.06%       0.58%
 Ratio of Net Investment Income ..............      2.51%      2.91%      2.97%      3.48%       3.21%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.44%      1.52%      1.78%      2.20%       2.20%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      2.32%      2.64%      2.44%      2.34%       1.59%
Portfolio Turnover Rate ......................        94%       136%       149%        68%         77%



                                                                    Balanced Fund
                                               -------------------------------------------------------
                                                                       Class B
                                               -------------------------------------------------------
                                                                Year Ended                  11/04/93**
                                               -------------------------------------------   Through
                                                10/31/98   10/31/97   10/31/96   10/31/95    10/31/94
                                               ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $  15.21   $  13.70   $  12.36   $  11.03   $   11.22
                                                --------   --------   --------   --------   ---------
 Income from Investment Operations:
  Net Investment Income ......................     0.276      0.319      0.283      0.309       0.345
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ............     1.003      2.326      1.656      1.502      (0.117)
                                                --------   --------   --------   --------   ---------
  Total from Investment Operations ...........     1.279      2.645      1.939      1.811       0.228
                                                --------   --------   --------   --------   ---------
  Less Distributions:
    Dividends from Net Investment Income           0.319      0.325      0.279      0.131       0.318
    Distributions from Capital Gains .........     0.980      0.810      0.320      0.350       0.100
                                                --------   --------   --------   --------   ---------
    Total Distributions ......................     1.299      1.135      0.599      0.481       0.418
                                                --------   --------   --------   --------   ---------
Net Asset Value, End of Period ...............  $  15.19   $  15.21   $  13.70   $  12.36   $   11.03
                                                ========   ========   ========   ========   =========
Total Return (1) .............................      8.89%     20.55%     16.10%     16.93%       2.17%
Ratios/Supplemental Data:
 Net Assets, End of Period (in millions) .....  $     23   $     15   $     10   $      6   $       4
Ratios to average net assets#:
 Ratio of Expenses ...........................      1.93%      2.04%      2.00%      1.82%       1.50%
 Ratio of Net Investment Income ..............      1.81%      2.26%      2.21%      2.68%       2.46%
 Ratio of Expenses Without Waivers and
  Assumption of Expenses .....................      1.93%      2.06%      2.29%      2.72%       2.69%
 Ratio of Net Investment Income Without
  Waivers and Assumptions of Expenses ........      1.81%      2.24%      1.92%      1.78%       1.27%
Portfolio Turnover Rate ......................        94%       136%       149%        68%         77%

-------
 ** Commencement of offering of class of shares
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any sales load.
                         See notes to financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Group


In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Small Cap Equity Fund, Chase Vista Large Cap Equity Fund and Chase Vista Balanced Fund (separate portfolios of Mutual Fund Group, hereafter referred to as the "Trust") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 15, 1998

                                   Unaudited

Chase Vista Small Cap Equity Fund
Chase Vista Large Cap Equity Fund
Chase Vista Balanced Fund
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1998. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1998. The information necessary to complete your income tax returns for the calendar year ending December 31, 1998 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

The following represents the source and percentage of income earned from government obligations, the percentage of distributions eligible for the dividends received deduction and the long-term capital gains distributed per share by the Funds:



                                                    Federal Home
       Chase        U.S. Treasury   Federal Home   Loan Mortgage
    Vista Fund       Obligations      Loan Bank     Corporation
------------------ --------------- -------------- ---------------
Small Cap Equity        0.38%           1.53%          5.24%
Large Cap Equity          --            0.25%            --
Balanced               19.72%           0.05%          6.33%


                                                                             Long-Term
                                               Government      Dividends   Capital Gains
       Chase          Federal National     National Mortgage    Received   Distribution
    Vista Fund      Mortgage Association      Association      Deduction     Per Share
------------------ ---------------------- ------------------- ----------- --------------
Small Cap Equity            4.54%                  --              --          $0.64
Large Cap Equity             --                    --            47.18%        $1.26
Balanced                    3.61%                1.11%             --          $0.74

Chase Vista Funds Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039



(C) The Chase Manhattan Bank, 1998, 1999.